Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ 182,933	$ (4,779,858)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization expenses	94,574	276,391
Writing off accounts receivable	119,986	1,286,280
Reversal of provision of doubtful accounts	(2,166)	(72,605)
Loss from disposal of property and equipment		1,466,469
Amortization of right of use assets	132,718	259,883
Recognition of share-based compensation expenses	26,279	62,409
Deferred tax benefits	(164,715)	(378,162)
Equity investment gain	(29,308)	(74)
Changes in fair value of short-term investments	131,817	(592,141)
Changes in operating assets and liabilities:
Accounts receivable	(388,736)	2,007,275
Prepayments	325,496	(151,410)
Prepayments – related party		114,372
Inventories	280,675	(349,138)
Other current assets	54,974	(613,086)
Accounts payable	557,113	(133,425)
Advances from customers	(313,513)	9,440
Income tax payable	(2,109)	(78,043)
Accrued expenses and other liabilities	(84,362)	35,179
Lease liabilities	(112,058)	(222,909)
Net Cash Provided by (Used in) Operating Activities	809,598	(1,853,153)
Cash Flows from Investing Activities:
Purchases of property and equipment	(2,095,339)	(12,269)
Loans to third parties		(288,671)
Repayment of loans from third parties	277,762	1,840,000
Due from affiliates		225,163
Proceeds from redemption of equity investment	195,169
Investments in short-term investments	(5,416,933)	(522,920)
Proceeds from redemption of short-term investments	5,241,677	697,379
Net Cash (Used in) Provided by Investing Activities	(1,797,664)	1,938,682
Cash Flows from Financing Activities:
Net Cash Provided by Financing Activities
Effect of exchange rate changes on cash and cash equivalents	(280,819)	(319,161)
Net decrease in cash and cash equivalents	(1,268,885)	(233,632)
Cash and cash equivalents at beginning of period	7,548,694	11,520,453
Cash and cash equivalents at end of period	6,279,809	11,286,821
Supplemental Cash Flow Information
Cash paid for income tax	67,043	78,043
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	56,367	16,436
Addition of property and equipment from deposit and prepayment for properties		238,406
Net off deferred tax assets with income tax payable		$ 2,067,833